Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000248999 [Member]
Shareholder Report [Line Items]
Fund Name	StockSnips AI-Powered Sentiment US All Cap ETF
Class Name	StockSnips AI-Powered Sentiment US All Cap ETF
Trading Symbol	NEWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) for the period of February 1, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://stocksnipsetfs.ai/etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://stocksnipsetfs.ai/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://stocksnipsetfs.ai/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 19,521,856
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 71,517
Investment Company, Portfolio Turnover	666.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$19,521,856	Portfolio Turnover Rate*	666%
# of Portfolio Holdings	31	Fund Advisory Fees	$71,517
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Utilities	16.4%
Industrials	15.6%
Financials	13.9%
Information Technology	12.1%
Health Care	10.8%
Consumer Staples	10.4%
Communication Services	9.6%
Materials	4.1%
Energy	3.2%
Consumer Discretionary	3.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NewMarket Corp.	4.1%
Corpay, Inc.	3.8%
Solventum Corp.	3.7%
Medpace Holdings, Inc.	3.7%
Capital One Financial Corp.	3.6%
Maplebear, Inc.	3.5%
Kroger Co.	3.5%
Arista Networks, Inc.	3.5%
Electronic Arts, Inc.	3.5%
Howmet Aerospace, Inc.	3.5%